CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified		Total USD ($)	Preferred Stock	Common Stock USD ($)		Additional Paid-in Capital USD ($)		Losses Accumulated in the Exploration Stage USD ($)	Non-Controlling Interest USD ($)	Temporary Equity (Preferred Stock) USD ($)
Balance at Aug. 04, 2010
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		$ 54				$ 54	[1]
Stock issued in private placements (in shares)	[1]			328,273
Contributions		11,000							11,000
Stock issued for services		316				316	[1]
Stock issued for services (in shares)	[1]			42,833
Stock-based compensation		1				1	[1]
Stock-based compensation (in shares)	[1]			17,000
Stock acquired through merger (in shares)	[1]			34,700
Convertible notes and accrued interest converted into common stock		1,076				1,076	[1]
Convertible notes and accrued interest converted into common stock (in shares)	[1]			7,171
Net loss		(17,209)						(16,834)	(375)
Balance (in shares) at Mar. 31, 2011	[1],[2]			429,977
Balance at Mar. 31, 2011		(4,762)				1,447	[2]	(16,834)	10,625
Balance at Aug. 04, 2010
Increase (Decrease) in Shareholders' Equity
Debt to preferred stock conversion										5,434
Exchange of preferred stock for common stock and warrants										(5,434)
Net loss		(206,021)
Balance (in shares) at Dec. 31, 2013		15,000,000
Balance at Dec. 31, 2013		(159,155)								4,996
Balance at Aug. 05, 2010
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		54				54	[2]
Stock issued in private placements (in shares)	[2]			328,273
Contributions		11,000							11,000
Stock issued for services		316				316	[2]
Stock issued for services (in shares)	[2]			42,833
Stock-based compensation		1				1	[2]
Stock-based compensation (in shares)	[2]			17,000
Stock acquired through merger (in shares)	[2]			34,700
Convertible notes and accrued interest converted into common stock		1,076				1,076	[2]
Convertible notes and accrued interest converted into common stock (in shares)	[2]			7,171
Net loss		(17,209)						(16,834)	(375)
Balance (in shares) at Mar. 31, 2011	[1],[2]			429,977
Balance at Mar. 31, 2011		(4,762)				1,447	[2]	(16,834)	10,625
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		13,972				13,972	[1],[2]
Stock issued in private placements (in shares)	[1],[2]			85,552
Stock issued for services		2,061				2,061	[1],[2]
Stock issued for services (in shares)	[1],[2]			10,000
Stock-based compensation		9,717				9,717	[1],[2]
Stock-based compensation (in shares)	[1],[2]			14,000
Convertible notes and accrued interest converted into common stock		64,800				64,800	[1],[2]
Convertible notes and accrued interest converted into common stock (in shares)	[1],[2]			250,254
Net loss		(66,957)						(63,566)	(3,391)
Balance (in shares) at Mar. 31, 2012	[1],[2]			789,783
Balance at Mar. 31, 2012		18,831				91,997	[2]	(80,400)	7,234
Increase (Decrease) in Shareholders' Equity
Stock issued in private placements		1,000				1,000	[1],[2]
Stock issued in private placements (in shares)	[1],[2]			4,706
Stock issued for services		4,652				4,652	[1],[2]
Stock issued for services (in shares)	[1],[2]			40,425
Non-controlling interest acquisition		(182,219)				(179,056)	[1],[2]		(3,163)
The Karlsson Group warrant issuance		34,620				34,620	[2]
Stock issued in public offerings		66,290		1	[1],[2]	66,289	[1],[2]
Stock issued in public offerings (in shares)	[1],[2]			608,000
Cost of public offerings		(5,406)				(5,406)	[1],[2]
Stock-based compensation		16,239				16,239	[1],[2]
Stock-based compensation (in shares)	[1],[2]			9,000
Net loss		(83,925)						(79,854)	(4,071)
Balance (in shares) at Mar. 31, 2013	[1],[2]			1,451,914
Balance (in shares) at Mar. 31, 2013
Balance at Mar. 31, 2013		(129,918)		1	[2]	30,335	[2]	(160,254)
Increase (Decrease) in Shareholders' Equity
Stock issued for services		1,569				1,569	[2]
Stock issued for services (in shares)	[2]			247,742
The Karlsson Group warrant issuance		190				190	[2]
Very Hungry warrant issuance		1,715				1,715	[2]
Stock issued in public offerings		805		2	[2]	803	[2]
Stock issued in public offerings (in shares)	[2]			1,575,334
Cost of public offerings		(790)				(790)	[2]
Debt to preferred stock conversion										5,434
Debt to preferred stock conversion (in shares)			5,500,000
Exchange of preferred stock for common stock and warrants		2,276		1	[2]	2,275	[2]			(5,434)
Exchange of preferred stock for common stock and warrants (in shares)			(5,500,000)	916,668	[2]
Redeemable Preferred Stock (Note 9)										4,996
Redeemable Preferred Stock (Note 9) (in shares)			15,000,000
Warrant reclass to liability		1,088				1,088	[2]
Stock-based compensation		1,840				1,840	[2]
Net loss		(37,930)						(37,930)
Balance (in shares) at Dec. 31, 2013	[2]			4,191,658
Balance (in shares) at Dec. 31, 2013		15,000,000	15,000,000
Balance at Dec. 31, 2013		$ (159,155)		$ 4	[2]	$ 39,025	[2]	$ (198,184)		$ 4,996

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September?4, 2013 1-for-50 reverse stock split.
[2]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.